Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Investments
5.	Investments

Available-for-sale investments consisted of the following as of December 31, 2018 and September 30, 2019 (in thousands):

	December 31, 2018
	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Short-term marketable securities
Commercial paper	$16,887	$—	$—	$16,887
U.S. government debt and agency securities	85,722	—	(99)	85,623
Corporate bonds	7,486	—	(8)	7,478

Total short-term marketable securities	$110,095	$—	$(107)	$109,988

	September 30, 2019
	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
	(unaudited)
Short-term marketable securities
Commercial paper	$136,843	$—	$—	$136,843
U.S. government debt and agency securities	331,770	354	(15)	332,109
Corporate bonds	29,486	49	—	29,535

Total short-term marketable securities	$498,099	$403	$(15)	$498,487

Long-term marketable securities:
U.S. government debt and agency securities	$86,813	$112	$(23)	$86,902
Corporate bonds	48,309	95	—	48,404

Total long-term marketable securities	$135,122	$207	$(23)	$135,306

The following table presents the gross unrealized holding losses and fair value for investments in an unrealized loss position, and the length of time that individual securities have been in a continuous loss position, as of September 30, 2019 (in thousands):

	Less Than 12 Months		12 Months Or Greater
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(unaudited)
U.S. government debt and agency securities	$53,975	$(38)	$—	$—

Total available-for-sale securities	$53,975	$(38)	$—	$—

We evaluated our securities for other-than-temporary impairment and considered the decline in market value for the securities to be primarily attributable to current economic and market conditions. It is not more likely than not that we will be required to sell the securities, and we do not intend to do so prior to the recovery of the amortized cost basis. Based on this analysis, these marketable securities were not considered to be other-than-temporarily impaired as of September 30, 2019.

All the commercial paper, U.S. government debt and agency securities and corporate bonds designated as short-term marketable securities have an effective maturity date that is less than one year from September 30, 2019. Those that are designated as long-term marketable securities have an effective maturity date that is more than one year from September 30, 2019.

5.	Investments

Available-for-sale investments consist of the following as of December 31, 2017 and 2018 (in thousands):

	December 31, 2017
	Amortized cost	Unrealized gain	Unrealized loss	Estimated fair value
Short-term marketable securities
Commercial paper	$10,769	$—	$—	$10,769
U.S. government and agency securities	74,937	—	(125)	74,812
Corporate bonds	21,284	—	(20)	21,264

Total short-term marketable securities	$106,990	$—	$(145)	$106,845

Long-term marketable securities
U.S. government and agency securities	$8,926	$—	$(21)	$8,905

Total long-term marketable securities	$8,926	$—	$(21)	$8,905

	December 31, 2018
	Amortized cost	Unrealized gain	Unrealized loss	Estimated fair value
Short-term marketable securities
Commercial paper	$16,887	$—	$—	$16,887
U.S. government and agency securities	85,722	—	(99)	85,623
Corporate bonds	7,486	—	(8)	7,478

Total short-term marketable securities	$110,095	$—	$(107)	$109,988

The following table presents the gross unrealized holding losses and fair value for investments in an unrealized loss position, and the length of time that individual securities have been in a continuous loss position, as of December 31, 2018 (in thousands):

	December 31, 2018
	Less than 12 months		12 months or greater
	Fair value	Unrealized loss	Fair value	Unrealized loss
Short-term marketable securities
Corporate bonds	$7,478	$(8)	$—	$—
U.S. government and agency securities	76,654	(85)	8,969	(14)

Total short-term marketable securities	$84,132	$(93)	$8,969	$(14)

We evaluated our securities for other-than-temporary impairment and considered the decline in market value for the securities to be primarily attributable to current economic and market conditions. It is not more likely than not that we will be required to sell the securities, and we do not intend to do so prior to the recovery of the amortized cost basis. Based on this analysis, these marketable securities were not considered to be other-than-temporarily impaired as of December 31, 2018.

All the corporate debt, U.S. government and agency securities, and commercial paper have an effective maturity date of less than one year.